AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 12.0%
Burlington Stores, Inc.*	13,513	$2,141,270
Carter's, Inc.	21,780	1,431,599
Cavco Industries, Inc.*	12,536	1,816,968
Dorman Products, Inc.*	31,930	1,764,771
Five Below, Inc.*	30,144	2,121,535
Grand Canyon Education, Inc.*	17,429	1,329,571
Lithia Motors, Inc., Class A1	16,848	1,377,998
Polaris, Inc.	26,047	1,254,163
Pool Corp.	10,835	2,132,003
Texas Roadhouse, Inc.	42,956	1,774,083
Vail Resorts, Inc.[1]	7,001	1,034,118

Total Consumer Discretionary		18,178,079
Consumer Staples - 3.5%
BJ's Wholesale Club Holdings, Inc.*,1	116,627	2,970,489
Lancaster Colony Corp.	12,823	1,854,719
Performance Food Group Co.*	21,858	540,330

Total Consumer Staples		5,365,538
Energy - 0.9%
Dril-Quip, Inc.*	22,041	672,251
Parsley Energy, Inc., Class A	131,100	751,203

Total Energy		1,423,454
Financials - 12.4%
Artisan Partners Asset Management, Inc., Class A	29,736	639,027
Atlantic Union Bankshares Corp.	50,929	1,115,345
Glacier Bancorp, Inc.	42,844	1,456,910
Kemper Corp.	30,958	2,302,346
MarketAxess Holdings, Inc.	12,229	4,066,998
Pinnacle Financial Partners, Inc.	44,014	1,652,286
Signature Bank	21,107	1,696,792
TCF Financial Corp.	47,584	1,078,253
Voya Financial, Inc.	34,000	1,378,700
Webster Financial Corp.	57,553	1,317,964
Western Alliance Bancorp.	67,777	2,074,654

Total Financials		18,779,275
Health Care - 18.4%
Acadia Healthcare Co., Inc.*,1	51,893	952,237
Bio-Rad Laboratories, Inc., Class A*	8,268	2,898,430
Catalent, Inc.*	67,465	3,504,807
Chemed Corp.	4,427	1,917,776
ICU Medical, Inc.*	12,370	2,495,895
Insulet Corp.*	12,750	2,112,420
	Shares	Value

Jazz Pharmaceuticals PLC (Ireland)*	15,148	$1,510,862
Molina Healthcare, Inc.*	16,450	2,298,229
Neurocrine Biosciences, Inc.*	29,575	2,559,716
STERIS PLC	24,972	3,495,331
West Pharmaceutical Services, Inc.	27,706	4,218,238

Total Health Care		27,963,941
Industrials - 16.6%
Exponent, Inc.	61,638	4,432,389
Federal Signal Corp.	62,254	1,698,289
Gibraltar Industries, Inc.*	39,801	1,708,259
Graco, Inc.	41,591	2,026,729
Hexcel Corp.	34,295	1,275,431
Ingersoll Rand, Inc.*	95,664	2,372,467
Nordson Corp.	19,108	2,580,918
RBC Bearings, Inc.*	22,090	2,491,531
Ritchie Bros. Auctioneers, Inc. (Canada)	60,214	2,058,115
Schneider National, Inc., Class B	71,507	1,382,945
The Toro Co.	48,643	3,166,173

Total Industrials		25,193,246
Information Technology - 17.4%
Booz Allen Hamilton Holding Corp.	63,916	4,387,194
Cognex Corp.	40,544	1,711,768
Entegris, Inc.	42,800	1,916,156
Envestnet, Inc.*	20,745	1,115,666
EPAM Systems, Inc.*	10,438	1,937,919
Gartner, Inc.*	16,286	1,621,597
HubSpot, Inc.*,1	15,050	2,004,510
Power Integrations, Inc.	15,273	1,349,064
Rapid7, Inc.*	46,970	2,035,210
Silicon Laboratories, Inc.*	20,566	1,756,542
SS&C Technologies Holdings, Inc.	23,582	1,033,363
Tyler Technologies, Inc.*	8,021	2,378,708
Zebra Technologies Corp., Class A*	17,018	3,124,505

Total Information Technology		26,372,202
Materials - 5.7%
AptarGroup, Inc.	18,221	1,813,718
Eagle Materials, Inc.	21,658	1,265,261
Quaker Chemical Corp.[1]	18,151	2,292,108
RPM International, Inc.	56,317	3,350,862

Total Materials		8,721,949
Real Estate - 8.9%
American Campus Communities, Inc., REIT	66,891	1,856,225
CoreSite Realty Corp., REIT	17,476	2,025,468

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 8.9% (continued)
Easterly Government Properties, Inc., REIT	127,135	$3,132,606
Mid-America Apartment Communities, Inc., REIT	10,749	1,107,470
Physicians Realty Trust, REIT	113,695	1,584,908
Summit Hotel Properties, Inc., REIT [1]	169,298	714,438
Sun Communities, Inc., REIT	24,627	3,074,681

Total Real Estate		13,495,796
Utilities - 2.3%
OGE Energy Corp.	49,072	1,507,982
Portland General Electric Co.	42,005	2,013,720

Total Utilities		3,521,702

Total Common Stocks (Cost $164,059,018)		149,015,182

Principal Amount
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.5%[2]
Royal Bank of Canada, dated 03/31/20, due 04/01/20, 0.010% total to be received $752,014 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.000%, 08/01/23 - 06/01/51, totaling $767,054)	$752,014	752,014

	Shares	Value
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[3]	851,994	$851,994
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[3]	851,992	851,992
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[3]	877,811	877,811

Total Other Investment Companies		2,581,797

Total Short-Term Investments (Cost $3,333,811)		3,333,811
Total Investments - 100.3% (Cost $167,392,829)		152,348,993
Other Assets, less Liabilities - (0.3)%		(442,240)
Net Assets - 100.0%		$151,906,753

*	Non-income producing security.
[1]	Some of these securities, amounting to $7,605,753 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$149,015,182	—	—	$149,015,182
Short-Term Investments
Joint Repurchase Agreements	—	$752,014	—	752,014
Other Investment Companies	2,581,797	—	—	2,581,797
Total Investments in Securities	$151,596,979	$752,014	—	$152,348,993

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,605,753	$752,014	$7,138,746	$7,890,760
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000-6.875	04/30/20-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.